19. Provisions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	R$ 730,334	R$ 1,082,214	R$ 1,220,347
Additional provisions	128,447	245,403	171,132
Interest and inflation adjustment	148,336	199,117	186,765
Use of the accrual	(250,862)	(147,524)	(116,535)
Amounts not used (reversal)	(120,792)	(206,135)	(379,495)
Provisions, ending	607,959	730,334	1,082,214
Customer claims
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	572,210	561,061	638,637
Additional provisions	26,642	109,540	34,868
Interest and inflation adjustment	44,805	95,459	96,735
Use of the accrual	(138,466)	(87,334)	(92,203)
Amounts not used (reversal)	(66,572)	(106,516)	(116,976)
Provisions, ending	438,619	572,210	561,061
Supplier claims
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	332,667	296,660	260,854
Additional provisions	23,017	12,885	7,062
Interest and inflation adjustment	36,888	43,679	39,143
Use of the accrual	(39,433)	(20,018)	(5,837)
Amounts not used (reversal)	(21,102)	(539)	(4,562)
Provisions, ending	332,037	332,667	296,660
Other civil claims
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	131,286	124,833	126,403
Additional provisions	13,517	20,638	13,022
Interest and inflation adjustment	12,057	19,940	20,643
Use of the accrual	(19,975)	(8,080)	(12,778)
Amounts not used (reversal)	(22,341)	(26,045)	(22,457)
Provisions, ending	114,544	131,286	124,833
Tax claims
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	69,898	62,812	55,554
Additional provisions	6,877	20,716	1,501
Interest and inflation adjustment	7,392	14,265	8,557
Use of the accrual	(259)	(4,621)	(266)
Amounts not used (reversal)	(6,808)	(23,274)	(2,534)
Provisions, ending	77,100	69,898	62,812
Labor claims
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	285,413	283,991	235,466
Additional provisions	55,106	51,408	114,499
Interest and inflation adjustment	38,861	29,419	27,231
Use of the accrual	(43,498)	(37,072)	(23,431)
Amounts not used (reversal)	(36,040)	(42,333)	(69,774)
Provisions, ending	299,842	285,413	283,991
Environmental claims
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	150,084	83,520	226,404
Additional provisions	32,377	68,485	17,072
Interest and inflation adjustment	16,156	23,508	16,247
Use of the accrual	(24,585)	0	(8,081)
Amounts not used (reversal)	(13,586)	(25,429)	(168,122)
Provisions, ending	160,446	150,084	83,520
Subtotal
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	1,541,558	1,412,877	1,543,318
Additional provisions	157,536	283,672	188,024
Interest and inflation adjustment	156,159	226,270	208,556
Use of the accrual	(266,216)	(157,125)	(142,596)
Amounts not used (reversal)	(166,449)	(224,136)	(384,425)
Provisions, ending	1,422,588	1,541,558	1,412,877
Escrow deposits
SummaryOfProvisionsLineItems [Line Items]
Provisions, beginning	(368,483)	(330,663)	(322,971)
Additional provisions	(29,089)	(38,269)	(16,892)
Interest and inflation adjustment	(7,823)	(27,153)	(21,791)
Use of the accrual	15,354	9,601	26,061
Amounts not used (reversal)	45,657	18,001	4,930
Provisions, ending	R$ (344,384)	R$ (368,483)	R$ (330,663)